TAXATION (Details 6)	12 Months Ended
Dec. 31, 2015 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 300,376,325
PRC
Operating Loss Carryforwards [Line Items]
Carry forward period for net operating losses	5 years